Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Loss Contingencies [Line Items]
Provision for specific environmental sites

In millions	2025	2024	2023
Beginning of year	$56	$58	$59
Accruals and other	38	15	17
Payments	(29)	(19)	(19)
Foreign exchange	(1)	2	1
End of year	$64	$56	$58
Current portion - End of year	$38	$40	$39

Employee injuries, Canada
Loss Contingencies [Line Items]
Provision for personal injury and other claims

In millions	2025	2024	2023
Beginning of year	$165	$180	$168
Accruals and other	71	41	44
Payments	(38)	(56)	(32)
End of year	$198	$165	$180
Current portion - End of year	$45	$29	$24

Employee injuries, United States
Loss Contingencies [Line Items]
Provision for personal injury and other claims

In millions	2025	2024	2023
Beginning of year	$119	$131	$128
Accruals and other	36	43	34
Payments	(39)	(65)	(28)
Foreign exchange	(4)	10	(3)
End of year	$112	$119	$131
Current portion - End of year	$26	$18	$27